Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,579	$ 3,637
Interest receivables	83	67
Tax receivable, other than income tax	538	444
Loans to customers	93	71
Prepaid expenses	517	410
Other receivables	798	702
Current trade and other receivable	$ 6,609	$ 5,330